VANECK CLO ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS :
93.9%
Apidos Clo Xxv 144A
7.11% (Term SOFR USD 3
Month+1.80%), 10/20/31 $ 2,125 $ 2,128,030
Ares LX CLO Ltd. 144A
7.21% (Term SOFR USD 3
Month+1.91%), 07/18/34 2,000 2,001,026
Ares LXI CLO Ltd. 144A
7.23% (Term SOFR USD 3
Month+1.91%), 10/20/34 2,500 2,501,858
Bain Capital Credit CLO
2020-2 Ltd. 144A
6.74% (Term SOFR USD 3
Month+1.43%), 07/19/34 5,500 5,504,483
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.23% (Term SOFR USD 3
Month+1.91%), 10/20/34 1,750 1,750,884
Barings CLO Ltd. 2016-II
144A
6.65% (Term SOFR USD 3
Month+1.33%), 01/20/32 7,680 7,685,583
BlueMountain CLO XXV Ltd.
144A
7.28% (Term SOFR USD 3
Month+1.96%), 07/15/36 3,250 3,245,434
7.83% (Term SOFR USD 3
Month+2.51%), 07/15/36 1,700 1,695,303
BlueMountain CLO XXXII Ltd.
144A
7.28% (Term SOFR USD 3
Month+1.96%), 10/15/34 4,000 4,002,400
Canyon Capital CLO 2016-1
Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.33%), 07/15/31 3,903 3,905,623
7.28% (Term SOFR USD 3
Month+1.96%), 07/15/31 10,000 10,006,149
Canyon Capital CLO 2016-2
Ltd. 144A
7.33% (Term SOFR USD 3
Month+2.01%), 10/15/31 6,000 6,003,594
Carlyle Global Market
Strategies CLO 2012-4 Ltd.
144A
6.66% (Term SOFR USD 3
Month+1.34%), 04/22/32 6,075 6,080,164
Carlyle Global Market
Strategies CLO 2015-4 Ltd.
144A
1.00% (Term SOFR USD 3
Month+1.85%), 07/20/32 8,520 8,530,649
Carlyle US Clo 2017-2 Ltd.
144A
6.63% (Term SOFR USD 3
Month+1.31%), 07/20/31 3,414 3,416,749
CBAM 2017-2 Ltd. 144A
7.43% (Term SOFR USD 3
Month+2.11%), 07/17/34 1,500 1,501,496
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.9% (continued)
CBAM 2021-14 Ltd. 144A
8.68% (Term SOFR USD 3
Month+3.36%), 04/20/34 $ 5,000 $ 4,827,795
Cedar Funding VII Clo Ltd.
144A
6.58% (Term SOFR USD 3
Month+1.26%), 01/20/31 1,281 1,282,366
Cedar Funding VIII Clo Ltd.
144A
7.23% (Term SOFR USD 3
Month+1.91%), 10/17/34 1,750 1,745,753
CIFC Funding 2014-III Ltd.
144A
7.03% (Term SOFR USD 3
Month+1.71%), 10/22/31 1,250 1,250,575
Columbia Cent CLO 31 Ltd.
144A
6.78% (Term SOFR USD 3
Month+1.46%), 04/20/34 6,000 6,002,964
7.13% (Term SOFR USD 3
Month+1.81%), 04/20/34 8,380 8,337,211
Columbia Cent CLO 32 Ltd.
144A
7.38% (Term SOFR USD 3
Month+2.05%), 07/24/34 4,000 4,019,940
8.49% (Term SOFR USD 3
Month+3.17%), 07/24/34 10,000 10,006,409
Crestline Denali CLO XIV Ltd.
144A
6.72% (Term SOFR USD 3
Month+1.40%), 10/23/31 3,697 3,697,939
Denali Capital Clo XII Ltd.
144A
6.63% (Term SOFR USD 3
Month+1.31%), 04/15/31 1,496 1,498,252
Dryden 109 CLO Ltd. 144A
7.32% (Term SOFR USD 3
Month+2.00%), 04/20/35 1,250 1,250,741
Dryden 45 Senior Loan Fund
144A
6.98% (Term SOFR USD 3
Month+1.66%), 10/15/30 1,250 1,250,720
Dryden 64 CLO Ltd. 144A
6.53% (Term SOFR USD 3
Month+1.23%), 04/18/31 942 942,500
Dryden 80 CLO Ltd. 144A
7.07% (Term SOFR USD 3
Month+1.75%), 01/17/33 1,250 1,245,334
7.47% (Term SOFR USD 3
Month+2.15%), 01/17/33 1,250 1,251,494
Dryden 93 CLO Ltd. 144A
7.18% (Term SOFR USD 3
Month+1.86%), 01/15/34 1,750 1,751,075
Elmwood CLO 15 Ltd. 144A
6.66% (Term SOFR USD 3
Month+1.34%), 04/22/35 1,250 1,250,794

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.9% (continued)
GoldenTree Loan
Management US CLO 16
Ltd. 144A
8.26% (Term SOFR USD 3
Month+2.90%), 01/20/34 $ 2,050 $ 2,063,838
KKR CLO 20 Ltd. 144A
6.71% (Term SOFR USD 3
Month+1.39%), 10/16/30 829 829,147
KKR CLO 21 Ltd. 144A
6.58% (Term SOFR USD 3
Month+1.26%), 04/15/31 3,616 3,617,864
KKR CLO 24 Ltd. 144A
6.66% (Term SOFR USD 3
Month+1.34%), 04/20/32 3,760 3,761,673
KKR CLO 28 Ltd. 144A
7.42% (Term SOFR USD 3
Month+2.10%), 02/09/35 8,000 8,026,407
8.02% (Term SOFR USD 3
Month+2.70%), 02/09/35 1,500 1,501,505
9.32% (Term SOFR USD 3
Month+4.00%), 02/09/35 3,600 3,611,743
KKR CLO 36 Ltd. 144A
7.28% (Term SOFR USD 3
Month+1.96%), 10/15/34 5,000 5,002,645
LCM 29 Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.33%), 04/15/31 5,500 5,502,734
LCM XIII LP 144A
6.44% (Term SOFR USD 3
Month+1.13%), 07/19/27 6 6,321
Madison Park Funding XXI
Ltd. 144A
6.66% (Term SOFR USD 3
Month+1.34%), 10/15/32 4,500 4,502,475
Myers Park CLO Ltd. 144A
6.98% (Term SOFR USD 3
Month+1.66%), 10/20/30 1,250 1,250,625
OCP CLO 2020-19 Ltd. 144A
7.28% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,750 1,751,708
OCP CLO 2021-22 Ltd. 144A
6.76% (Term SOFR USD 3
Month+1.44%), 12/02/34 1,250 1,251,214
OZLM XXII Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.33%), 01/17/31 777 777,988
Rockford Tower CLO 2020-1
Ltd. 144A
7.42% (Term SOFR USD 3
Month+2.10%), 01/20/36 2,000 2,003,164
8.02% (Term SOFR USD 3
Month+2.70%), 01/20/36 2,500 2,508,375
9.92% (Term SOFR USD 3
Month+4.60%), 01/20/36 4,650 4,683,480
RR 16 Ltd. 144A
7.23% (Term SOFR USD 3
Month+1.91%), 07/15/36 5,000 5,004,695
RRX 4 Ltd. 144A
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.9% (continued)
6.78% (Term SOFR USD 3
Month+1.46%), 07/15/34 $ 1,750 $ 1,751,642
Signal Peak CLO 1 Ltd. 144A
7.38% (Term SOFR USD 3
Month+2.06%), 04/17/34 3,132 3,133,647
8.98% (Term SOFR USD 3
Month+3.66%), 04/17/34 3,000 3,005,739
Signal Peak CLO 10 Ltd. 144A
7.63% (Term SOFR USD 3
Month+2.31%), 07/21/34 1,250 1,251,180
Signal Peak CLO 4 Ltd. 144A
7.34% (Term SOFR USD 3
Month+2.01%), 10/26/34 1,450 1,448,483
8.79% (Term SOFR USD 3
Month+3.46%), 10/26/34 7,400 7,235,128
Signal Peak CLO 5 Ltd. 144A
9.53% (Term SOFR USD 3
Month+4.20%), 04/25/37 2,000 2,003,338
10.58% (Term SOFR USD 3
Month+5.25%), 04/25/37 2,000 2,003,270
Sound Point CLO XXVI Ltd.
144A
7.23% (Term SOFR USD 3
Month+1.91%), 07/20/34 5,000 4,997,500
TCI-Symphony CLO 2016-1
Ltd. 144A
6.60% (Term SOFR USD 3
Month+1.28%), 10/13/32 4,900 4,902,151
TCI-Symphony CLO 2017-1
Ltd. 144A
6.51% (Term SOFR USD 3
Month+1.19%), 07/15/30 2,547 2,548,066
TCW CLO 2017-1A Ltd. 144A
9.25% (Term SOFR USD 3
Month+3.93%), 10/29/34 12,000 12,022,535
TCW CLO 2018-1 Ltd. 144A
6.56% (Term SOFR USD 3
Month+1.23%), 04/25/31 2,256 2,256,590
TCW CLO 2019-1 AMR Ltd.
144A
7.34% (Term SOFR USD 3
Month+2.01%), 08/16/34 2,575 2,576,321
9.26% (Term SOFR USD 3
Month+3.93%), 08/16/34 3,200 3,206,157
THL Credit Wind River 2014-
2 CLO Ltd. 144A
6.80% (Term SOFR USD 3
Month+1.40%), 01/15/31 12 11,927
THL Credit Wind River 2019-
3 CLO Ltd. 144A
6.66% (Term SOFR USD 3
Month+1.34%), 07/15/31 5,500 5,501,441
TICP CLO VII Ltd. 144A
6.96% (Term SOFR USD 3
Month+1.90%), 04/15/33 3,700 3,701,850
Trinitas CLO XVII Ltd. 144A
7.28% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,500 1,497,174

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.9% (continued)
Voya CLO 2018-3 Ltd. 144A
6.98% (Term SOFR USD 3
Month+1.66%), 10/15/31 $ 5,200 $ 5,201,342
Warwick Capital CLO 2 Ltd.
144A
8.08% (Term SOFR USD 3
Month+2.70%), 01/15/37 4,000 4,046,104
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.9% (continued)
Warwick Capital CLO 3 Ltd.
144A
1.00% (Term SOFR USD 3
Month+1.65%), 04/20/37 $ 14,000 $ 14,012,991
267,543,464
Total Collateralized Loan Obligations
(Cost: $264,594,312) 267,543,464
Total Investments: 93.9%
(Cost: $264,594,312) 267,543,464
Other assets less liabilities: 6.1% 17,440,546
NET ASSETS: 100.0% $ 284,984,010
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $267,543,464, or 93.9% of net assets.